NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Accumulated deficit	$ 104,382,744	$ 96,989,360